Related Parties - Unsecured Promissory Note (Details) - VGS $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) director
Related Parties
The number of board directors holding equity in a related party | director	2
Unsecured Promissory Note, Related Party
Related Parties
Interest expense, net	$ 105
Long-term debt, net	14,421
Accrued interest	105
Accrued expenses	$ 225